Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 104,041	$ 96,173	$ 72,671
Fair value, financial liabilities	(136,009)	(132,686)	(121,410)
Swaps hedging bonds | Not later than one year | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets		42	18
Fair value, financial liabilities	(260)	(316)	(104)
Total fair value	(260)	(274)	(86)
Notional value, Assets	1,000	566	1,250
Notional value, Liabilities	2,858	3,737	1,445
Total notional value	3,858	4,303	2,695
Swaps hedging bonds | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	2
Fair value, financial liabilities	(2)
Notional value, Assets	250
Notional value, Liabilities	750
Total notional value	1,000
Swaps hedging bonds | Due after 12 months | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets		415	1,365
Fair value, financial liabilities	(1,015)	(102)	(142)
Total fair value	(1,015)	313	1,223
Notional value, Assets		9,659	12,642
Notional value, Liabilities	8,171	2,371	3,737
Total notional value	8,171	12,030	16,379
Swaps hedging bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	813	372	1,856
Fair value, financial liabilities	(2,731)	(1,396)	(1,473)
Total fair value	(1,918)	(1,024)	383
Notional value, Assets	11,782	7,149	16,259
Notional value, Liabilities	17,511	23,144	14,033
Total notional value	29,293	30,293	30,292
Swaps hedging bonds | Year 2 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	2,087	3,858	4,350
Swaps hedging bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	3,659	1,000
Swaps hedging bonds | Year 3 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	1,630	2,087	3,858
Swaps hedging bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,459	3,659	1,000
Swaps hedging bonds | Year 4 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	202	1,630	2,087
Swaps hedging bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,069	4,459	3,659
Swaps hedging bonds | Year 5 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	820	202	1,630
Swaps hedging bonds | Year 5 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	2,071	4,068	4,459
Swaps hedging bonds | More than 5 years | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,432	4,253	4,454
Swaps hedging bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	15,035	17,107	21,174
Forward exchange contracts related to operating activities | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	4		16
Fair value, financial liabilities	(19)	(8)
Total fair value	(15)	(8)	16
Notional value, Assets	70	36	262
Notional value, Liabilities	187	283
Total notional value	257	319	262
Forward exchange contracts related to operating activities | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	3		20
Fair value, financial liabilities	(19)	(14)
Total fair value	(16)	(14)	20
Notional value, Assets	91		394
Notional value, Liabilities	433	366
Total notional value	524	366	394
Forward exchange contracts related to operating activities | Year 2
Financial structure, financial costs and financial instruments
Total notional value	524	171	276
Forward exchange contracts related to operating activities | Year 3
Financial structure, financial costs and financial instruments
Total notional value		195	118
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	154	13	10
Fair value, financial liabilities	(94)	(19)	(51)
Total fair value	60	(6)	(41)
Notional value, Assets	14,955	20,876	22,011
Notional value, Liabilities	13,236	6,470	7,693
Total notional value	28,191	27,346	29,704
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	447	78	84
Fair value, financial liabilities	(226)	(41)	(116)
Total fair value	221	37	(32)
Notional value, Assets	7,470	5,170	3,214
Notional value, Liabilities	4,128	2,561	3,695
Total notional value	11,598	7,731	6,909
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	5,233	1,708	2,067
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	3,716	2,856	764
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	1,174	2,111	2,004
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	1,022	751	1,937
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	453	305	137
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	55	65	39
Fair value, financial liabilities	(110)	(37)	(48)
Total fair value	(55)	28	(9)
Notional value, Assets	7,076	9,769	3,323
Notional value, Liabilities	15,964	5,065	2,580
Total notional value	23,040	14,834	5,903
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	44	17	5
Fair value, financial liabilities	(57)		(2)
Total fair value	(13)	17	3
Notional value, Assets	1,289	367	344
Notional value, Liabilities	839	(16)	54
Total notional value	2,128	351	398
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	391	265	189
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	$ 1,737	$ 86	145
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value			$ 64